Fair Values (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Liabilities [Abstract]
Derivative liabilities	$ 213	$ 329
Total liabilities	213	329
Level 1 [Member]
Liabilities [Abstract]
Derivative liabilities	0	0
Total liabilities	0	0
Level 2 [Member]
Liabilities [Abstract]
Derivative liabilities	213	329
Total liabilities	213	329
Level 3 [Member]
Liabilities [Abstract]
Total liabilities	$ 0	$ 0